Investments in Associates and Joint Ventures - Reconcilies Summary of Financial Information of UHI Carrying Amount (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 28, 2020	Feb. 25, 2020	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of associates [line items]
Investments in associates and joint ventures						$ 22,813,531		$ 9,762,432	$ 10,546,728
UHI
Disclosure of associates [line items]
Ownership interest in associate	10.00%		35.90%	10.00%
Percentage warrants if exercised on a fully diluted as converted basis		36.00%
Group's share of net assets					$ 135,307	2,699,282	$ 44,568	841,619
Goodwill						18,687,080		7,426,968
Adjustments for differences in accounting policies			$ 37,818	$ (78,925)
Investments in associates and joint ventures						$ 21,424,180		$ 8,189,662